SCHEDULE OF SHARE-BASED PAYMENT ARRANGEMENT, RESTRICTED STOCK AND RESTRICTED STOCK UNIT (Details)	9 Months Ended
Sep. 30, 2024 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of Shares, Outstanding Beginning | shares
Weighted Average Grant Date Fair Value, Outstanding Beginning | $ / shares
Number of Shares, Granted | shares	417,376
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 1.41
Number of Shares, Vested | shares	(417,376)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 1.41
Number of Shares, Outstanding Ending | shares
Weighted Average Grant Date Fair Value, Outstanding Ending | $ / shares